Income Taxes - Schedule of Effective Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate [Line Items]
Statutory rate	26.50%	26.50%